Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2016		$ 11,075	$ 34	$ 75,446	$ (85)	$ (64,320)
Balance (in shares) at Dec. 31, 2016			12,149,226
Stock-based compensation		1,394	$ 0	1,394	0	0
Issuance of Ordinary Shares	[1]	15,017	$ 5	15,012	0	0
Issuance of Ordinary Shares (in shares)	[1]		1,874,827
Issuance of common stock upon stock option exercises		530	$ 1	529	0	0
Issuance of common stock upon stock option exercises (in shares)			411,108
Unrealized gain (loss) on marketable debt securities		78	$ 0	0	78	0
Net loss		(12,299)	0	0	0	(12,299)
Balance at Dec. 31, 2017		15,795	$ 40	92,381	(7)	(76,619)
Balance (in shares) at Dec. 31, 2017			14,435,161
Stock-based compensation		1,783	$ 0	1,783	0	0
Issuance of Ordinary Shares	[1]	79,149	$ 17	79,132	0	0
Issuance of Ordinary Shares (in shares)	[1]		6,149,260
Exercise of options and restricted stock units		1,027	$ 1	1,026	0	0
Exercise of options and restricted stock units (in shares)			434,498
Unrealized gain (loss) on marketable debt securities		(4)	$ 0	0	(4)	0
Net loss		(9,856)	0	0	0	(9,856)
Balance at Dec. 31, 2018		$ 87,894	$ 58	$ 174,322	$ (11)	$ (86,475)
Balance (in shares) at Dec. 31, 2018			21,018,919

[1]	See also Note 9A.